Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total income/(loss) before taxes	$ (153,437)	$ (244,636)	$ (19,858)
Drilling Segment
Domestic income/ (loss) (Marshall Islands)	170,645	(67,582)	190,940
Foreign loss	(62,731)	(20,797)	(68,214)
Total income/(loss) before taxes	$ 107,914	$ (88,379)	$ 122,726